QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                       -------------------------------

                      Date of reporting period: 05/31/2007
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund;
Satuit Capital Management Small Cap Fund; and
Third Millennium Russia Fund

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2007
                                   (unaudited)

 Number                                                Market
of Shares             Description                      Value

                COMMON STOCKS:              98.47%

                BANKING:                    12.68%
  104,000       Banco De Santander  ADR              $ 1,996,800
   34,300       Bank America                           1,739,353
   42,000       Danske Bank AS                         1,839,600
   33,000       DBS Group Holdings ADR                 2,062,701
   20,200       HSBC Holdings ADR                      1,879,408
   32,600       Wachovia Corp.                         1,766,594
   51,000       Wells Fargo & Co.                      1,840,590
                                                      13,125,046

                BEVERAGES:                   1.87%
   28,400       Pepsico Inc.                           1,940,572

                COMPUTER AND PERIPHERALS:    1.90%
   73,000       Cisco Systems, Inc.                    1,965,160

                COMPUTER SOFTWARE/SERVICES:  5.10%
   33,000       Infosys Technologies Limited-SP ADR    1,625,250
   65,000       Microsoft Corp.                        1,993,550
   35,000       SAP ADR                                1,670,900
                                                       5,289,700

                DRUG AND MEDICAL:            8.54%
   35,000       Abbott Laboratories                    1,972,250
   28,000       Johnson & Johnson                      1,771,560
   32,000       Novartis AG                            1,797,760
   58,225       Pfizer Inc.                            1,600,605
   21,000       Wellpoint Healt Net                    1,709,610
                                                       8,851,785

                ELECTRONICS/EQUIPMENT:       9.41%
   35,300       Canon Inc. ADR                         2,077,758
   42,200       Emerson Electric Co.                   2,044,590
   53,200       General Electric Corp.                 1,999,256
   84,000       Intel Corp.                            1,862,280
   33,300       Medtronic Inc.                        1,770,561
                                                      9,754,445

                FINANCIAL:                   3.85%
   28,700       American International                 2,076,158
   28,000       State Street Corp                      1,911,560
                                                       3,987,718
                FOOD:                        5.79%
   23,600       Diageo PLC ADR                         2,015,204
   19,900       Nestle S.A. ADR                        1,936,493
   35,000       William Wrigley Jr. Company            2,051,000
..                                                      6,002,697

                HOUSEHOLD:                   3.60%
    6,700       Kao Corporation ADR                    1,853,548
   29,600       Proctor & Gamble                       1,881,080
                                                       3,734,628

                MANUFACTURING:               5.95%
   39,000       Dupont EI                              2,040,480
   23,700       3M Co.                                 2,084,652
   29,000       United Technologies                    2,045,950
                                                       6,171,082

                MATERIALS:                   2.03%
   40,000       BHP Billiton LTD ADR                   2,105,600


                MULTI-MEDIA:                 1.85%
   54,000       Walt Disney Co.                        1,913,760

                OIL:                        11.39%
   15,200       BASF AG - ADR                          1,880,240
   25,400       BP PLC - Spons ADR                     1,702,054
   25,500       Chevron Corp.                          2,077,995
   26,800       Conocophillips                         2,075,124
   27,000       Schlumberger Ltd.                      2,102,490
   26,100       Total Fina ADR                         1,969,245
..                                                     11,807,148

                RETAIL:                      8.42%
   33,500       Costco Wholesale                       1,891,745
   45,300       Home Depot Inc.                        1,760,811
   32,000       Nike, Inc. Class B                     1,816,000
   67,000       Staples, Inc.                          1,679,020
   33,000       Walmart                                1,570,800
                                                       8,718,376

                TELECOMMUNICATIONS:          5.32%
   41,000       China Telecom Ltd Adr                  1,903,220
   48,000       Ericsson (LM) Tel-SP Adr               1,823,040
   37,000       Hutchison Whampoa ADR                  1,784,743
                                                       5,511,003

                TRANSPORTATION:              6.77%
   15,500       Fedex Corporation                      1,730,110
   24,000       Harley-Davidson                        1,466,160
   19,400       Johnson Controls Inc.                  2,128,180
   14,000       Toyota Motor ADR                       1,690,640
                                                       7,015,090

                UTILITIES:                   4.00%
   39,500       EON AG ADR                             2,166,180
   30,900       FPL Group                              1,975,437
                                                       ---------
                                                       4,141,617


                Total Securities            98.47%   102,035,427
                Cash and Cash Equivalents    1.53%     1,580,799
                Total Investments          100.00%  $103,616,226

                    SATUIT CAPITAL MANAGEMENT SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2007
                                  (unaudited)


   Number                                                Market
 of Shares      Security Description                      Value
-------------   ------------------------------         -----------


                COMMON STOCKS:                98.72%

                AEROSPACE/DEFENSE:             2.71%
       1,600    SPIRIT AEROSYSTEMS HOLDINGS              $ 55,856
       1,300    TELEDYNE TECHNOLOGIES INC.                 59,904
                                                       -----------

                                                          115,760
                                                       -----------


                BUILDING:                      1.49%
       2,900    GOODMAN GLOBAL, INC.                       63,568
                                                       -----------



                COMPUTER SOFTWARE/STORAGE:     5.98%
       1,500    AMERICAN REPORGRAPHICS CO.                 46,200
       2,400    OMNICELL, INC.                             54,024
       1,600    PROGRESS SOFTWARE CORP.                    52,576
       3,900    SMART MODULAR TECHNOLOGIES (WWH) INC.      55,887
        2100    XYRATEX, LTD.                              46,326
                                                       -----------
                                                          255,013
                                                       -----------

                CONSUMER PRODUCTS:             3.82%
         800    CHATTEM, INC.                              50,936
       1,700    FOSSIL, INC.                               53,057
         900    NUTRISYSTEM, INC.                          58,968
                                                       -----------
                                                          162,961
                                                       -----------

                CONSULTING:                    1.28%
         800    HURON CONSULTING GROUP INC                 54,816
                                                       -----------



                ELECTRONIC/EQUIPMENT:          1.66%
       6,700    TASER INTERNATIONAL INC                    70,618
                                                       -----------

                ENGINEERING SERVICES:          0.37%
         700    AECOM TECHNOLOGY CORP.                     16,030
                                                       -----------

                ENERGY:                        6.69%
         600    CORE LABORATORIES NV                       55,158
       1,000    DAWSON GEOPHYSICAL CO.                     53,230
       9,400    DIVERSA CORP.                              61,194
       1,400    DRIL-QUIP INC                              67,928
       3,700    US BIOENERGY CORP.                         47,656
                                                       -----------
                                                          285,166
                                                       -----------

                ENTERTAINMENT:                 1.23%
       1,800    CEDAR FAIR, L.P.                           52,488
                                                       -----------

                FINANCIAL:                     6.63%
       4,200    AMTRUST FINANCIAL SERVICES                 65,226
       1,200    COHEN & STEERS, INC.                       62,388
       1,800    DOLLAR FINANCIAL CORP.                     55,008
       1,300    INVESTMENT TECHNOLOGY GROUP                52,845
       1,500    TOWER GROUP, INC.                          47,490
                                                       -----------
                                                          282,957
                                                       -----------

                HEALTHCARE:                   31.37%
       2,600    ALNYLAM PHARMACEUTICALS, INC.              42,640
       5,400    APPLERA CORP-CELERA GENOMICS GROUP         72,090
       4,500    BIOMARIN PHARMACEUTICAL INC.               80,280
       6,600    BIOSPHERE MEDICAL INC.                     51,216
      18,400    DECODE GENETICS INC.                       60,536
       1,100    DIGENE CORPORATION                         48,950
       4,200    GENOMIC HEALTH INC.                        72,660
      10,200    GERON CORPORATION                          94,044
       1,500    ILLUMINA, INC.                             48,945
      20,600    LEXICON PHARMACEUTICALS, INC.NC.           67,156
       1,900    LIFECELL CORP.                             53,485
      35,200    MOMOGRAM BIOSCIENCES INC.                  64,064
       2,100    MYRIAD GENETICS, INC.                      79,947
      11,200    ORCHARD CELLMARK INC.                      57,344
       1,900    PAR PHARMACEUTICAL COS. INC.               55,689
      10,600    SANGAMO BIOSCIENCES INC.                   77,274
       2,000    SCIELE PHARMA, INC.                        49,440
       7,600    SEATTLE GENETICS INC.                      79,952
       5,500    VANDA PHARMACEUTICAL INC.                 110,110
      21,100    XOMA LTD.                                  71,740
                                                       -----------
                                                        1,337,562
                                                       -----------

                INTERNET:                      1.31%
       2,600    GLOBAL SOURCES LTD.                        55,744
                                                       -----------



                MACHINERY:                     2.78%
         900    BUCYRUS INTERNATIONAL INC.                 63,855
       1,400    WABTEC CORP                                54,824
                                                       -----------
                                                          118,679
                                                       -----------


                MANUFACTURING:                 0.91%
       1,400    II-VI INC.                                 38,850
                                                       -----------

                OIL & GAS:                     9.38%
       1,100    ARENA RESOURCES, INC.                      55,968
       1,100    CARBO CERAMICS, INC.                       48,840
       1,100    GMX RESOURCES, INC.                        42,559
       1,100    GULFMARK OFFSHORE, INC                     55,253
       2,100    KODIAK OIL & GAS CORP.                     48,426
       2,000    PARALLEL PETROLEUM                         51,840
       4,600    SUPERIOR WELL SERVICE INC.                 52,486
       7,200    TSCO RESOURCES INC.                        44,640
                                                       -----------
                                                          400,012
                                                       -----------

                RENTAL:                        1.35%
       2,200    H&E EQUIPMENT SERVICES, INC.               57,464
                                                       -----------


                RETAIL:                        4.76%
       3,200    EZCORP INC CL-A                            48,096
       2,200    SONIC CORP.                                53,636
       1,000    THE CHILDREN'S PLACE                       56,460
       1,100    WORLD FUEL SERVICE CORP.                   45,001
                                                       -----------
                                                          203,193
                                                       -----------

                SEMI-CONDUCTORS:               2.22%
       2,400    SILICON MOTION TECHNOLOGY CORP. ADR        55,512
       1,800    SIRF TECHNOLOGY HOLDINGS INC.              39,060
                                                       -----------
                                                           94,572
                                                       -----------

                TECH:                          1.25%
       3,600    ASPEN TECHNOLOGY, INC.                     53,496
                                                       -----------

                TELECOMMUNICATIONS:            2.67%
       2,100    CHINA MEDICAL TECHNOLOGIES, INC. ADR       50,757
       4,000    SMITH MICRO SOFTWARE INC.                  62,920
                                                       -----------
                                                          113,677
                                                       -----------

                TRANSPORTATION:                7.63%
       1,800    DRYSHIPS, INC.                             73,890
       2,400    EAGLE BULK SHIPPING, INC.                  53,472
       3,300    QUINTANA MARITIME LTD.                     51,612
       3,900    TBS INTERNATIONAL LTD-A                    86,892
       2,600    ULTRAPETROL LTD.                           59,644
                                                       -----------
                                                          325,510
                                                       -----------

                TRAVEL:                        1.21%
        1500    AMBASSADORS GROUP                          51,420
                                                       -----------

                Total Securities              98.72%    4,209,556
                Cash and Cash Equivalents      1.28%       54,491
                                              -------  -----------
                Total Investments             100.00%   4,264,047
                                              =======  ===========

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2007
                                   (unaudited)

Number of                                                         Market
  Shares     Security Description                                   Value
------------ --------------------------------------              ------------

             COMMON STOCK:                            102.75%

             AGRICULTURE/CHEMICALS:                     4.94%
     10,000  Azot Joint GDR                                        $ 334,551
  2,000,000  Uralkaliy                                             4,260,000
                                                                 ------------
                                                                   4,594,551
                                                                 ------------

             CELLULAR TELECOMMUNICATION:                7.54%
     60,000  Mobile Telesystems                                      564,000
     60,000  Mobile Telesystems ADR                                3,250,800
     31,000  Vimpel Communications ADR                             3,200,750
                                                                 ------------
                                                                   7,015,550
                                                                 ------------

             CONSTRUCTION:                              0.37%
      1,000  Mostotrest OAO                                          341,000
                                                                 ------------

             CONSUMER:                                 17.87%
     45,000  Cherkizovo Group 144A                                   654,750
     63,882  Kalina Concern GDR 144A                               2,171,988
     35,794  Open Investments                                      8,930,603
     10,000  Pharmacy Chain 36.6                                     880,000
    100,000  Sistema Hals GDR                                      1,285,000
    100,000  Sistema Hals GDR 144A                                 1,285,000
     30,000  TMM Real Estate                                         497,186
     30,000  X-Five Retail Group                                     915,000
                                                                 ------------
                                                                  16,619,527
                                                                 ------------

             FINANCIAL:                                18.61%
     28,380  Bank Forum                                              248,149
     40,000  Kazkommertsbank GDR                                     818,000
     50,000  Rosbank*                                                338,750
      4,500  Sberbank RF                                          15,907,500
                                                                 ------------
                                                                  17,312,399
                                                                 ------------

             GAS DISTRIBUTION:                          6.35%
    105,000  Novatek OAO Spon GDR                                  5,050,500
    183,554  Teton Energy Corporation                                851,691
                                                                 ------------
                                                                   5,902,191
                                                                 ------------

             NATURAL RESOURCES:                        13.76%
         40  Evrocement Group                                        600,000
     35,000  Norilsk ADR                                           6,685,000
     19,000  Verkhanaya Salda Metal                                5,510,000
                                                                 ------------
                                                                  12,795,000
                                                                 ------------

             OIL DISTRIBUTION:                          0.44%
     50,000  Rosneft Oil GDR                                         402,000
                                                                 ------------

             OIL PRODUCTION:                            5.45%
    211,000  Imperial Energy Corp.                                 4,686,541
      7,000  Surgutneftegaz ADR                                      378,875
                                                                 ------------
                                                                   5,065,416
                                                                 ------------

             STEEL:                                     2.17%
     15,000  Khartsyzsky Trubny Z                                    451,785
     45,000  Novolipetsk Steel GDR 144A                            1,192,500
     14,104  Novolipetsk Steel GDR                                   373,756
                                                                 ------------
                                                                   2,018,041
                                                                 ------------

             TRANSPORTATION:                            3.22%
      8,800  Aeroflot                                              2,160,400
      4,000  Gaz Auto Works                                          527,000
     10,000  Severstal Auto                                          311,500
                                                                 ------------
                                                                   2,998,900
                                                                 ------------

             UTILITIES:                                12.39%
  1,000,000  Moscow Regional Electricity Network                     128,500
  2,216,734  Rengen SHS                                            7,315,222
     30,000  Unified Energy System GDR                             3,674,292
  1,000,000  Zhigulyovskaya Hyrdro                                   405,559
                                                                 ------------
                                                                  11,523,573
                                                                 ------------

             WIRELINE TELECOMMUNICATION:                9.63%
     20,000  Central Telecom                                       1,800,000
     20,000  Far East Telecom                                      2,850,000
      3,000  Kazakhtelecom                                           369,300
    200,000  Rostelecom PFD                                          552,000
    100,000  Southern Telecommunications Company                   1,015,000
    210,000  Volgatelecom ADR                                      2,374,050
                                                                 ------------
                                                                   8,960,350
                                                                 ------------

             Total Securities                         102.74%     95,548,498
             Cash and Cash Equivalents                 -2.74%     (2,543,836)
                                                   -----------   ------------
             Total Investments                        100.00%    $ 93,004,662
                                                   ===========   ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: July 27, 2007
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: July 27, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: July 27, 2007
      ------------------------------------